SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical) - USD ($)											3 Months Ended		12 Months Ended
	Mar. 25, 2023	Mar. 25, 2023	Mar. 09, 2023	Mar. 07, 2023	Dec. 16, 2022	Nov. 02, 2022	Sep. 30, 2022	Mar. 25, 2022	Mar. 25, 2022	Aug. 21, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 25, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Apr. 30, 2021
Short-Term Debt [Line Items]
Debt principal amount											$ 419,213
Payments to acquire property plant and equipment														$ 44,418	$ 194,792
Debt Instrument, Interest Rate, Stated Percentage								0.97%	0.97%
Long-term line of credit											85,000
Debt maturity date				Mar. 07, 2024
shares issued								$ 0.004	$ 0.004
Stock issued during period value new issues												$ 135,000		135,000
Unamortized debt discount								$ 31,531	$ 31,531
Lump sum payment received							$ 250,000				80,000			260,000
Receipts/ revenue amount payable															615,317
Amortization of Debt Discount (Premium)	$ 31,531										250,917	$ 367,845		847,950	774,496
Unaffiliated Individual [Member]
Short-Term Debt [Line Items]
Debt principal amount								$ 250,000	$ 250,000
Debt Instrument, Interest Rate, Stated Percentage								12.00%	12.00%
Debt maturity date	Apr. 24, 2023							Mar. 24, 2023	Mar. 24, 2024
Fair value								25,000,000					25
shares issued								$ 0.004	$ 0.004
Stock issued during period value new issues								$ 135,000					$ 135,000
Secured debt														250,000
Unamortized debt discount														31,531
Loan payable weekly		$ 22,212
Unaffiliated Third Party [Member]
Short-Term Debt [Line Items]
Long term debt											207,175
Secured debt											626,388			247,263
Unamortized debt discount							90,000				57,234			65,452		$ 186,950
Lump sum payment received							561,957
Receipts/ revenue amount payable							798,456
Loan payable weekly							9,019
Amortization of Debt Discount (Premium)											129,716
Note discount							236,499
Unaffiliated Third Party [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Receipts/ revenue amount payable							340,000
Unaffiliated Third Party 1 [Member]
Short-Term Debt [Line Items]
Secured debt														206,625
Unamortized debt discount					$ 72,999									69,523
Lump sum payment received					143,957
Loan payable weekly					1,291		1,291
Unaffiliated Third Party 1 [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Receipts/ revenue amount payable					$ 216,956
Unaffiliated Third Party 2 [Member]
Short-Term Debt [Line Items]
Secured debt														172,500
Unamortized debt discount						$ 73,500								51,975
Lump sum payment received						168,000
Receipts/ revenue amount payable						241,500
Loan payable weekly						$ 1,725
Line of Credit Agreement [Member]
Short-Term Debt [Line Items]
Line of credit facility, interest rate at period end			19.32%	35.90%													11.50%
Long-term line of credit											196,588			40,103
Line of credit facility, maximum borrowing capacity			$ 85,000														$ 200,000
Expiration date			Sep. 09, 2024
Minimum monthly payments			$ 5,572
Line of Credit Agreement [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Long-term line of credit											40,256			40,103
Line of credit facility, maximum borrowing capacity																	$ 42,000
Notes Payable [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt principal amount										$ 34,763	1,640			6,318
Payments to acquire property plant and equipment										$ 20,000
Debt instrument term										60 months
Debt Instrument, Interest Rate, Stated Percentage										5.44%
Debt instrument periodic payment interest										$ 665
Long term debt											25,354			26,994	$ 33,312
Loans payable current														6,656
Notes Payable One [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt principal amount							$ 46,576				937			2,026
Debt instrument term							60 months
Debt Instrument, Interest Rate, Stated Percentage							9.44%
Debt instrument periodic payment interest							$ 980
Long term debt							$ 44,550				$ 43,613			44,550
Loans payable current														$ 7,832